UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8268

                                             Firsthand Funds
(Exact name of registrant as specified in charter)

               125 South Market, Suite 1200, San Jose, CA  95113
(Address of principal executive offices)          (Zip code)

Firsthand Capital Management, Inc.
               125 South Market, Suite 1200, San Jose, CA  95113
      (Name and address of agent for service)

Registrant's telephone number, including area code:        (408) 294-2200

Date of fiscal year end:          December 31, 2005

Date of reporting period:        September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)

	Shares	Value

COMMON STOCK - 94.0%
ADVANCED MATERIALS - 1.1%
UCT Coatings, Inc., Series B (2) *	500,000	$5,000,000

COMMUNICATIONS - 0.8%
ViaSat, Inc. *	154,300	3,957,795

COMMUNICATIONS EQUIPMENT - 10.0%
Anaren, Inc. *	311,900	4,397,790
Harris Corp.	100,000	4,180,000
SpectraLink Corp.	180,000	2,295,000
Stratex Networks, Inc. *	2,337,036	6,076,294
Tekelec, Inc. *	875,800	18,348,010
UTStarcom, Inc. *	1,273,300	10,402,861

		45,699,955

DEFENSE & AEROSPACE - 4.4%
FLIR Systems, Inc. *	465,000	13,754,700
L-3 Communications Holdings, Inc.	80,000	6,325,600

		20,080,300

INTELLECTUAL PROPERTY - 1.1%
Silicon Genesis Corp., Common (1) (2) *	726,424	7,264
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	749,751
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	4,315,500

		5,072,515

INTERNET - 11.1%
Akamai Technologies, Inc. *	1,058,000	16,875,100
Netflix, Inc. *	1,310,600	34,062,494

		50,937,594

NETWORKING - 3.5%
Caspian Networks, Inc., Common *	337	0
Cisco Systems, Inc. *	780,000	13,985,400
IP Unity, Inc., Series C (2) *	1,104,265	1,936,660
IP Unity, Inc., Series E (2) *	193,042	342,765
Polaris Networks, Inc., Series A (2) *	297,848	0

		16,264,825

OTHER ELECTRONICS - 5.9%
Cree, Inc. *	300,000	7,506,000
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0
Symbol Technologies, Inc.	1,520,000	14,713,600
Zebra Technologies Corp., Class A *	124,500	4,866,705

		27,086,305

PERIPHERALS - 3.6%
Western Digital Corp. *	1,280,000	16,550,400

PHOTONICS - 6.7%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0
Corning, Inc. *	1,550,000	29,961,501
JDS Uniphase Corp. *	150,000	333,000

Luminous Networks, Inc., Common (2) *	28,513	2,886
Luminous Networks, Inc., Series A1 (2) *	129,664	93,475
Luminous Networks, Inc., Series B1 (2) *	259,236	400,000
Maple Optical Systems, Inc., Series A-1 (1) (2) *	10,352,054	0

		30,790,862

SEMICONDUCTOR EQUIPMENT - 3.7%
Applied Materials, Inc.	1,000,000	16,960,000

SEMICONDUCTORS - 25.9%
Aeroflex, Inc. *	1,250,600	11,705,616
Applied Micro Circuits Corp. *	599,900	1,799,700
AuthenTec, Inc., Series C (2) *	1,472,495	1,179,881
AuthenTec, Inc., Series D (2) *	290,958	232,766
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	850,000	12,792,500
Freescale Semiconductor, Inc., Series B *	76,208	1,796,985
Global Locate, Inc., Series A (1) (2) *	6,030,896	4,547,296
Global Locate, Inc., Series C (1) (2) *	1,111,111	837,778
Global Locate, Inc., Series D (1) (2) *	932,835	749,999
Kopin Corp. *	299,100	2,078,745
Lexar Media, Inc. *	299,200	1,914,880
PMC-Sierra, Inc. *	1,055,700	9,300,717
SanDisk Corp. *	507,100	24,467,574
Semiconductor Manufacturing International Corp. *	1,000,000	8,600,000
Skyworks Solutions, Inc. *	498,300	3,498,066
Texas Instruments, Inc.	340,000	11,526,000
TranSwitch Corp. *	2,883,000	4,958,760
Triquint Semiconductor, Inc. *	1,652,400	5,816,448
Zoran Corp. *	760,500	10,875,150

		118,678,861

SERVICES - 0.3%
TeleCommunication Systems, Inc., Class A *	557,600	1,457,845

SOFTWARE - 15.9%
Citrix Systems, Inc. *	277,000	6,963,780
Comverse Technology, Inc. *	920,900	24,192,043
Manhattan Associates, Inc. *	217,500	5,046,000
Napster, Inc. (3) *	1,450,000	5,800,000
SAP AG - ADR	40,000	1,733,200
Sybase, Inc. *	200,000	4,684,000
VeriSign, Inc. *	390,100	8,336,437
Websense, Inc. *	96,900	4,962,249
Wind River Systems, Inc. *	852,600	11,024,118

		72,741,827

Total COMMON STOCK		431,279,084

WARRANTS - 0.1%
ADVANCED MATERIALS - 0.0%
UCT Coatings, Inc., B Warrant (2) *	200,000	200

INTELLECTUAL PROPERTY - 0.1%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	334,339
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38

		334,436

NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0

		69

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., B-1 Warrant (2) *	306,757	0

PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0
Luminous Networks, Inc., Common Warrant (2) *	3,822	4

		4

SEMICONDUCTORS - 0.0%
Authentec, Inc., C Warrant (2) *	392,665	117,835
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	18,750	94
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., C Warrant (1) (2) *	370,370	3,704
Global Locate, Inc., D Warrant (1) (2) *	233,208	2,332

		125,090

Total WARRANTS		459,799

CONVERTIBLE BONDS - 0.0%
NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., 8.00% (2) *	398,639	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	2,350,000	0

Total CONVERTIBLE BONDS		0

CASH EQUIVALENTS - 2.8%
PNC Bank Money Market Portfolio	12,609,345	12,609,345

Total CASH EQUIVALENTS		12,609,345

Total Investments (Cost $652,494,926) -96.9%		$444,348,228

_____________
Percentages indicated are based on net assets.
*         Non-income producing security
(1)       Affiliated issuer
(2)       Restricted security
(3)       Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund's Napster, Inc. holding.
            As of September 30, 2005, there are no restrictions on the Fund's shares of Napster, Inc.
ADR - American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Leaders Fund
PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)

		Market
	Shares	Value

COMMON STOCK - 98.1%
COMMUNICATIONS EQUIPMENT - 7.9%
Nokia Corp. - ADR	111,400	$1,883,774
QUALCOMM, Inc.	134,500	6,018,875

		7,902,649

ELECTRONICS MANUFACTURING SERVICES - 2.5%
Flextronics International Ltd. *	196,600	2,526,310

INTERNET - 5.2%
eBay, Inc. *	43,600	1,796,320
Google, Inc., Class A *	6,600	2,088,636
IAC/InterActiveCorp *	50,150	1,271,303

		5,156,259

MEDIA - 3.4%
Pixar Animation Studios *	76,000	3,382,760

NETWORKING - 4.1%
Cisco Systems, Inc. *	224,600	4,027,078

OTHER ELECTRONICS - 4.5%
Agilent Technologies, Inc. *	135,956	4,452,559

PHOTONICS - 5.1%
Corning, Inc. *	262,500	5,074,125

SEMICONDUCTOR EQUIPMENT - 8.4%
Applied Materials, Inc.	210,300	3,566,688
ASML Holding N.V. *	195,600	3,229,356
Teradyne, Inc. *	92,700	1,529,550

		8,325,594

SEMICONDUCTORS - 32.7%
Altera Corp. *	180,700	3,453,177
Intel Corp.	104,700	2,580,855
Samsung Electronics Co., Ltd. - GDR (1)	24,300	6,859,530
SanDisk Corp. *	111,000	5,355,750
Taiwan Semiconductor Manufacturing Co. - ADR	633,349	5,206,129
Texas Instruments, Inc.	163,550	5,544,345
Xilinx, Inc.	126,700	3,528,595

		32,528,381

SOFTWARE - 24.3%
Adobe Systems, Inc.	119,000	3,552,150
Amdocs Ltd. *	148,600	4,120,678
Microsoft Corp.	134,700	3,465,831
Oracle Corp. *	298,200	3,694,698
SAP AG - ADR	100,500	4,354,665
VeriSign, Inc. *	233,400	4,987,758

		24,175,780

Total COMMON STOCK		97,551,495

CASH EQUIVALENTS - 0.8%
PNC Bank Money Market Portfolio	761,697	761,697

Total CASH EQUIVALENTS		761,697

Total Investments (Cost $90,331,313) -98.9%		$98,313,192

_____________

Percentages indicated are based on net assets.

*	Non-income producing security
(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures has deemed these securities to be liquid.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See accompanying notes to portfolios of investments

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)

		Market
	Shares	Value

COMMON STOCK - 95.1%
COMMUNICATIONS - 0.5%
Symmetricom, Inc. *	20,000	$154,800

COMMUNICATIONS EQUIPMENT - 10.5%
Airspan Networks, Inc. *	254,000	1,277,620
Finisar Corp. *	476,500	652,805
SpectraLink Corp.	66,700	850,425
Vyyo, Inc. *	137,900	530,915

		3,311,765

ELECTRONIC DESIGN AUTOMATION - 7.4%
PDF Solutions, Inc. *	138,700	2,302,420

INTELLECTUAL PROPERTY - 6.5%
Silicon Genesis Corp., Common (1) (2) *	102,135	1,021
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	300,779
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	1,731,249

		2,033,049

INTERNET - 1.3%
JAMDAT Mobile, Inc. *	15,000	315,000
LivePerson, Inc. *	27,100	102,441

		417,441

NETWORKING - 10.5%
IP Unity, Inc., Series C (2) *	1,117,957	1,960,673
Packeteer, Inc. *	105,300	1,321,515
Polaris Networks, Inc., Series A (2) *	702,152	0

		3,282,188

OTHER ELECTRONICS - 15.5%
3D Systems Corp. *	11,900	264,537
Applied Films Corp. *	63,800	1,339,800
Intevac, Inc. *	213,700	2,203,247
Microvision, Inc. *	180,300	1,063,770
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0

		4,871,354

PERIPHERALS - 1.1%
Universal Display Corp. *	30,000	334,500

PHOTONICS - 4.2%
Avici Systems, Inc. *	250,000	1,137,500
Luminous Networks, Inc., Common (2) *	49,979	5,058
Luminous Networks, Inc., Series A1 (2) *	227,282	163,848
Maple Optical Systems, Inc., Series A-1 (1) (2) *	9,647,945	0

		1,306,406

SEMICONDUCTOR EQUIPMENT - 0.4%
Therma-Wave, Inc. *	62,700	112,233

SEMICONDUCTORS - 23.3%
Aeroflex, Inc. *	52,000	486,720
Agere Systems, Inc. *	50,000	520,500
AuthenTec, Inc., Series C (2) *	736,248	589,941
Clarisay, Inc., Series B (1) (2) *	2,861,519	0
Hi/fn, Inc. *	100,000	555,000
Kopin Corp. *	68,700	477,465
Microtunes, Inc. *	106,100	661,003
Power Integrations, Inc. *	57,300	1,246,274
PowerDsine Ltd. *	30,000	330,600
Ramtron International Corp. *	28,150	84,450
Silicon Optix, Inc., Series B (2) *	1,111,111	700,000
Synaptics, Inc. *	37,300	701,240
Trident Microsystems, Inc. *	15,000	477,150
Volterra Semiconductor Corp. *	40,000	490,800

		7,321,143

SERVICES - 6.3%
Innovion Corp., Series C (1) (2) *	1,500,000	744,675
TeleCommunication Systems, Inc., Class A *	230,500	602,642
WebEx Communications, Inc. *	25,000	612,750

		1,960,067

SOFTWARE - 7.6%
Altiris, Inc. *	50,000	764,500
Napster, Inc. *	166,700	666,800
Verint Systems, Inc. *	18,200	745,108
Witness Systems, Inc. *	9,400	196,366

		2,372,774

Total COMMON STOCK		29,780,140

WARRANTS - 0.2%
INTELLECTUAL PROPERTY - 0.0%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	944

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,699	7

SEMICONDUCTORS - 0.2%
Authentec, Inc., C Warrant (2) *	196,333	58,917
Clarisay, Inc., Warrants (1) (2) *	1,259,290	0

		58,917

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	602,577	603
Innovion Corp., Warrant (1) (2) *	30,129	30

		633

Total WARRANTS		60,501

CONVERTIBLE BONDS - 1.9%
SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	1,150,000	0

SERVICES - 1.9%
Innovion Corp., 9.50%, 3/7/06 (1) (2)	602,577	602,577

Total CONVERTIBLE BONDS		602,577

CASH EQUIVALENTS - 2.5%
PNC Bank Money Market Portfolio	770,915	770,915

Total CASH EQUIVALENTS		770,915

Total Investments (Cost $54,321,717) -99.7%		$31,214,133

Percentages indicated are based on net assets.

*      Non-income producing security
(4)   Affiliated issuer
(5)   Restricted security

See accompanying notes to portfolios of investments

Firsthand e-Commerce Fund
PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)

		Market
	Shares	Value

COMMON STOCK - 90.6%
BROADCASTING & CABLE TV - 0.9%
Liberty Global, Inc., Class A *	7,500	$203,100
Liberty Global, Inc., Class C *	7,500	193,125

		396,225

COMMUNICATIONS - 2.7%
Comcast Corp., Special Class A *	15,000	431,700
OpenTV Corp. *	268,300	770,021

		1,201,721

COMPUTER - 3.2%
Dell, Inc. *	30,000	1,026,000
International Business Machines Corp.	5,000	401,100

		1,427,100

INTERNET - 45.3%
Akamai Technologies, Inc. *	234,400	3,738,680
Amazon.com, Inc. *	10,000	453,000
eBay, Inc. *	19,200	791,040
Expedia, Inc. *	49,684	984,240
IAC/InterActiveCorp *	49,684	1,259,489
InfoSpace, Inc. *	36,300	866,481
iVillage, Inc. *	50,000	363,000
LivePerson, Inc. *	100,000	378,010
Monster Worldwide, Inc. *	68,900	2,115,919
Netflix, Inc. *	89,500	2,326,105
Overstock.com, Inc. *	28,800	1,104,480
PlanetOut, Inc. *	40,000	337,600
Priceline.com, Inc. *	20,000	386,400
Time Warner, Inc.	102,600	1,858,086
ValueClick, Inc. *	46,300	791,267
WebSideStory, Inc. *	30,000	531,600
Yahoo! Inc. *	55,000	1,861,200

		20,146,597

NETWORKING - 1.2%
Cisco Systems, Inc. *	30,000	537,900

OTHER ELECTRONICS - 4.7%
ActivCard Corp. *	255,000	1,104,150
Symbol Technologies, Inc.	100,000	968,000

		2,072,150

SERVICES - 13.5%
Anteon International Corp. *	11,700	500,292
CNET Networks, Inc. *	99,200	1,346,144
Fair Isaac Corp.	30,000	1,344,000
First Data Corp.	35,000	1,400,000
WebMD Corp. *	130,000	1,440,400

		6,030,836

SOFTWARE - 19.1%
CheckFree Corp. *	35,000	1,323,700
Microsoft Corp.	50,000	1,286,500
Napster, Inc. *	254,500	1,018,000
Novell, Inc. *	236,200	1,759,690
Red Hat, Inc. *	20,000	423,800
RSA Security, Inc. *	60,000	762,600
VeriSign, Inc. *	90,000	1,923,300

		8,497,590

Total COMMON STOCK		40,310,119

CASH EQUIVALENTS - 5.3%
PNC Bank Money Market Portfolio	2,375,376	2,375,376

Total CASH EQUIVALENTS		2,375,376

Total Investments (Cost $37,141,368) -95.9%		$42,685,495

Percentages indicated are based on net assets.

*     Non-income producing security

See accompanying notes to portfolios of investments

Firsthand Global Technology Fund
PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)

		Market
	Shares	Value

COMMON STOCK - 97.7%
COMMUNICATIONS - 1.2%
Mobile TeleSystems - ADR	5,000	$203,400

COMMUNICATIONS EQUIPMENT - 20.2%
Alvarion Ltd. *	138,600	1,129,590
Ceragon Networks Ltd. *	94,500	454,545
Nokia Corp. - ADR	25,000	422,750
QUALCOMM, Inc.	10,000	447,500
UTStarcom, Inc. *	116,900	955,073

		3,409,458

ELECTRONICS MANUFACTURING SERVICES - 9.6%
Compal Electronics - GDR	56,146	277,047
Elcoteq Network Corp. - Class A	15,000	335,793
Flextronics International Ltd. *	29,800	382,930
Hon Hai Precision - GDR	42,600	396,661
Quanta Computer, Inc. - GDR	29,400	240,974

		1,633,405

INTERNET - 2.2%
RADWARE Ltd. *	20,000	381,000

OTHER ELECTRONICS - 16.2%
Alps Electric Co., Ltd.	28,000	455,383
Intevac, Inc. *	69,000	711,390
NIDEC Corp.	8,600	262,300
Sharp Corp.	52,000	754,395
TDK Corp.	7,900	563,987

		2,747,455

PERIPHERALS - 1.4%
Western Digital Corp. *	18,300	236,619

SEMICONDUCTOR EQUIPMENT - 9.2%
ASML Holding N.V. *	36,758	606,875
Hoya Corp.	1,900	63,210
Hoya Corp. - When Issued Shares *	5,700	194,158
Tokyo Electron Ltd.	13,200	702,400

		1,566,643

SEMICONDUCTORS - 11.6%
Samsung Electronics Co., Ltd. - GDR (1)	2,500	705,713
Semiconductor Manufacturing International Corp. *	60,000	516,000
Taiwan Semiconductor Manufacturing Co. - ADR	89,736	737,630

		1,959,343

SERVICES - 8.8%
Accenture Ltd., Class A *	10,000	254,600
Affiliated Computer Services, Inc., Class A *	5,000	273,000
Kanbay International, Inc. *	7,900	148,520
Lionbridge Technologies, Inc. *	92,800	626,400
Syntel, Inc.	10,000	194,900

		1,497,420

SOFTWARE - 17.3%
Amdocs Ltd. *	21,500	596,195
Cognos, Inc. *	20,300	790,279
Comverse Technology, Inc. *	20,200	530,654
Dassault Systemes SA - ADR	7,400	382,062
SAP AG - ADR	10,000	433,300
Verint Systems, Inc. *	5,000	204,700

		2,937,190

Total COMMON STOCK		16,571,933

CASH EQUIVALENTS - 2.3%
PNC Bank Money Market Portfolio	395,581	395,581

Total CASH EQUIVALENTS		395,581

Total Investments (Cost $16,679,104) -100.0%		$16,967,514

Percentages indicated are based on net assets.

*	Non-income producing security
(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures has deemed these securities to be liquid.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See accompanying notes to portfolios of investments

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2005 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception date for each Fund (the date on which a net asset value was first determined for that Fund) is as follows:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Innovators Fund	May 20, 1998
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Global Technology Fund	September 29, 2000

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares-Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce "breakthrough" products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities Valuation-A Fund's portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Foreign Securities-Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options-The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Security Transactions-Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Federal Income Tax-Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2005.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e-Commerce Fund	Firsthand Global Technology Fund
Gross unrealized appreciation	$ 93,900,452	$ 21,896,984	$ 2,739,032	$ 8,755,295	$ 2,839,305
Gross unrealized depreciation	(302,047,150)	(13,915,105)	(25,846,616)	(3,211,168)	(2,550,895)
Net unrealized appreciation (depreciation)	$ (208,146,698)	$ 7,981,879	$ (23,107,584)	$ 5,544,127	$ 288,410
Federal income tax cost	$ 703,903,897	$ 90,446,621	$ 54,321,717	$ 37,402,789	$ 16,679,104

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

3. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended September 30, 2005, is noted below:

			SHARE ACTIVITY

	Balance		Purchases	Sales	Balance	Realized	Value	Acquisition
Affiliate	12/31/2004				9/30/2005	Gain (Loss)	9/30/2005	Cost

Firsthand Technology Value Fund

Anaren, Inc. *	1,111,900		-	800,000	311,900	$(4,220,789)	$4,397,790	$4,505,856
Clarisay, Inc., Series B *	2,605,306		-	-	2,605,306	-	-	2,383,855
Clarisay, Inc., Series C	7,194,244		-	-	7,194,244	-	-	2,000,000
Clarisay, Inc., Warrant	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant	250,000		-	-	250,000	-	-	-
Clarisay, Inc., Warrant	100,000		-	-	100,000	-	-	-
Clarisay, Inc., Warrant 11/10/05	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant	500,000		-	-	500,000	-	-	-
Clarisay, Inc., 8.00%	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	250,000		-	-	250,000	-	-	250,000
Clarisay, Inc., 8.00%	100,000		-	-	100,000	-	-	100,000
Clarisay, Inc., 8.00%, 11/10/05	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	500,000		-	-	500,000	-	-	500,000
Concord Communications, Inc.	1,089,300		-	1,089,300	-	(24,703,061)	-	-
Global Locate, Inc., Series A *	6,030,896		-	-	6,030,896	-	4,547,296	5,144,354
Global Locate, Inc., Series C	1,111,111		-	-	1,111,111	-	837,778	1,000,000
Global Locate, Inc., Series D	621,890	**	310,945	-	932,835	-	749,999	749,999
Global Locate, Inc., Board Warrant	75,000		-	-	75,000	-	375	-
Global Locate, Inc., Board Warrant	18,750		-	-	18,750	-	94	-
Global Locate, Inc., Board Warrant	75,000		-	-	75,000	-	375	-
Global Locate, Inc., Board Warrant	-		75,000	-	75,000	-	375	-
Global Locate, Inc., Series C Warrant	370,370		-	-	370,370	-	3,704	-
Global Locate, Inc., Series D Warrant	-		233,208	-	233,208	-	2,332	-
Maple Optical Systems, Inc., Series A-1	10,352,054		-	-	10,352,054	-	-	3,623,219
Napster, Inc. ***	1,750,000		-	300,000	1,450,000	794,040	5,800,000	7,399,254
Silicon Genesis Corp., Series 1-D	850,830		-	-	850,830	-	749,751	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226		-	-	4,071,226	-	4,315,500	4,315,500
Silicon Genesis Corp., Common	726,424		-	-	726,424	-	7,264	3,684,494
Silicon Genesis Corp., 1-E Warrant	1,257,859		-	-	1,257,859	-	334,339	-
Silicon Genesis Corp., Common Warrant	37,982		-	-	37,982	-	38	-
Silicon Genesis Corp., Common Warrant	59,147		-	-	59,147	-	59	-

Firsthand Technology Innovators Fund

Clarisay, Inc., Series B	2,861,519		-	-	2,861,519	$-	$-	$2,618,290
Clarisay, Inc., Warrant	150,000		-	-	150,000	-	-	-
Clarisay, Inc., Warrant 10/10/05	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant 12/31/10	109,290		-	-	109,290	-	-	-
Clarisay, Inc., 8.00%	150,000		-	-	150,000	-	-	150,000
Clarisay, Inc., 8.00%, 10/10/05	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	500,000		-	-	500,000	-	-	500,000
Innovion Corp., Series C	1,500,000		-	-	1,500,000	-	744,675	3,000,000
Innovion Corp., Warrant	602,577		-	-	602,577	-	603	-
Innovion Corp., 9.50%, 3/7/06	602,577		-	-	602,577	-	602,577	602,577
Innovion Corp., Warrant	-		30,129	-	30,129	-	30	-
Maple Optical Systems, Inc., Series A-1	9,647,945		-	-	9,647,945	-	-	3,376,781
Silicon Genesis Corp., Series 1-C	82,914		-	-	82,914	-	300,779	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254		-	-	1,633,254	-	1,731,249	1,731,249
Silicon Genesis Corp., Common	102,135		-	-	102,135	-	1,021	1,516,773
Silicon Genesis Corp., 1-E Warrant	94,339		-	-	94,339	-	944	-

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
** As a result of a restructuring of the Series D transaction, the Fund received additional Series D shares, which is reflected in the balance.
*** Balance is a result of Roxio, Inc., being acquired by Napster, Inc.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2005, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares		Cost	Value	% Net Assets

Firsthand Technology Value Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495		$738,000	$1,179,881	0.26%
AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665		-	117,835	0.03%
AuthenTec, Inc., Series D P/S	June 14, 2004	290,958		290,958	232,766	0.05%
Caspian Networks, Inc., Common	February 21, 2002	337	*	3,378,104	-	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121		14,999,941	-	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000		1,200,000	-	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000		-	-	0.00%
Clarisay, Inc., 8.00%, C/N	July 7, 2003	500,000		500,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	August 7, 2003	500,000		500,000	-	0.00%
Clarisay, Inc., 8.00%, 11/10/05 C/N	November 10, 2003	500,000		500,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	June 3, 2003	500,000		500,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	September 12, 2003	250,000		250,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	September 19, 2003	100,000		100,000	-	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306		2,383,855	-	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244		2,000,000	-	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000		-	-	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000		-	-	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000		-	-	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000		-	-	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000		-	-	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000		-	-	0.00%
Global Locate, Inc., Board Warrants	September 8, 2003	75,000		-	375	0.00%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750		-	94	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000		-	375	0.00%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000		-	375	0.00%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664		5,000,000	4,419,695	0.97%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232		144,355	127,601	0.03%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111		1,000,000	837,778	0.18%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370		-	3,704	0.00%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	**	500,000	500,000	0.11%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945		249,999	249,999	0.05%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208		-	2,332	0.00%
IP Unity, Inc., E Warrants	August 4, 2004	69,496		69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265		1,987,677	1,936,660	0.42%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042		313,307	342,765	0.08%
Luminous Networks, Inc., Common ***	Various	28,513		1,800,638	2,886	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822		-	4	0.00%
Luminous Networks, Inc., Series A1 P/S ***	Various	129,664		200,071	93,475	0.02%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236		400,000	400,000	0.09%
Maple Optical Systems, Inc., Series A-1 P/S	July 31, 2002	5,714,285		2,000,000	-	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	August 9, 2001	4,637,769		1,623,219	-	0.00%
NanoMuscle, Inc., 8.00% C/N	August 17, 2004	122,549		122,549	-	0.00%
NanoMuscle, Inc., 8.00% C/N	September 7, 2004	245,422		245,422	-	0.00%
NanoMuscle, Inc., 8.00% C/N	November 12, 2004	30,668		30,668	-	0.00%
NanoMuscle, Inc., B-1 Warrants	August 17, 2004	306,757		123	-	0.00%
NanoMuscle, Inc., Common	August 29, 2003	1,250,000		1,250,000	-	0.00%
NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000		-	-	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475		50,475	-	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474		50,474	-	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712		-	-	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848		297,848	-	0.00%
Silicon Genesis Corp., 1-E Warrants	October 31, 2003	1,257,859		-	334,339	0.07%
Silicon Genesis Corp., Common	April 30, 2002	726,424		3,684,494	7,264	0.00%
Silicon Genesis Corp., Common Warrants	April 30, 2002	59,147		-	59	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982		-	38	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830		4,315,500	749,751	0.16%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226		4,315,500	4,315,500	0.94%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000		5,000,000	5,000,000	1.09%
UCT Coatings, Inc., Series B Warrants	October 5, 2004	200,000		-	200	0.00%
				$61,923,246	$20,855,820	4.55%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Innovators Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$589,941	1.89%
AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	-	58,917	0.19%
Clarisay, Inc., 8.00%, 10/10/05 C/N	October 10, 2003	500,000	500,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	May 8, 2003	500,000	500,000	-	0.00%
Clarisay, Inc., 8.00%, C/N	September 19, 2003	150,000	150,000	-	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,861,519	2,618,290	-	0.00%
Clarisay, Inc., Common Warrant	December 31, 2003	109,290	-	-	0.00%
Clarisay, Inc., Warrants	September 19, 2003	150,000	-	-	0.00%
Clarisay, Inc., Warrants	October 10, 2003	500,000	-	-	0.00%
Clarisay, Inc., Warrants	May 8, 2003	500,000	-	-	0.00%
Innovion Corp., 9.50%, 3/7/06 C/N	December 30, 2003	602,577	602,577	602,577	1.93%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	2.38%
Innovion Corp., Warrant	December 30, 2003	602,577	-	603	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	-	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,117,957	2,012,323	1,960,673	6.26%
Luminous Networks, Inc., Common ***	Various	49,979	3,156,250	5,058	0.02%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	-	7	0.00%
Luminous Networks, Inc., Series A1 P/S ***	Various	227,282	350,694	163,848	0.52%
Maple Optical Systems, Inc., Series A-1 P/S	August 9, 2001	9,647,945	3,376,781	-	0.00%
NanoMuscle, Inc., Common	August 29, 2003	1,250,000	1,250,000	-	0.00%
NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000	-	-	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	702,152	702,152	-	0.00%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	-	944	0.00%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	1,021	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	300,779	0.96%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	1,731,249	5.53%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	700,000	2.23%
			$24,567,339	$6,860,322	21.91%

*	The share balance changed as a result of a 1:100 reverse stock split of Caspian Networks, Inc.
**	As a result of a restructuring of the Series D transaction, the Fund received additional Series D shares, which is reflected in the balance.
***	As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.
P/S	Preferred Stock
C/N	Convertible Note

Item 2. Controls and Procedures.

(a)  Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Firsthand Funds

By (Signature and Title)*   /s/ Kevin M. Landis
                                             Kevin M. Landis, President

Date     11/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kevin M. Landis
                                               Kevin M. Landis, President

Date   11/25/05

By (Signature and Title)*   /s/ Aaron Masek
                                             Aaron Masek, Treasurer

Date   11/25/05

* Print the name and title of each signing officer under his or her signature.